Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$989,498.86

Principal:
Principal Collections	$10,369,179.78
Prepayments in Full	$6,299,898.86
Liquidation Proceeds	$255,562.90
Recoveries	$46,346.25
Sub Total	$16,970,987.79
Collections	$17,960,486.65

Purchase Amounts:
Purchase Amounts Related to Principal	$229,053.99
Purchase Amounts Related to Interest	$1,458.17
Sub Total	$230,512.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,190,998.81

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$18,190,998.81
Servicing Fee	$246,802.13	$246,802.13	$0.00	$0.00	$17,944,196.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,944,196.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,944,196.68
Interest - Class A-3 Notes	$49,155.75	$49,155.75	$0.00	$0.00	$17,895,040.93
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$17,841,658.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,841,658.68
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$17,815,095.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,815,095.68
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$17,793,529.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,793,529.68
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$17,758,989.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,758,989.01
Regular Principal Payment	$16,591,324.52	$16,591,324.52	$0.00	$0.00	$1,167,664.49
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,167,664.49
Residual Released to Depositor	$0.00	$1,167,664.49	$0.00	$0.00	$0.00
Total		$18,190,998.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,591,324.52
Total					$16,591,324.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,591,324.52	$50.86	$49,155.75	$0.15	$16,640,480.27	$51.01
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$16,591,324.52	$15.46	$185,207.67	$0.17	$16,776,532.19	$15.63

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$115,660,591.71	0.3545696	$99,069,267.19	0.3037071
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$284,910,591.71	0.2655147	$268,319,267.19	0.2500529

Pool Information
Weighted Average APR	4.095%	4.086%
Weighted Average Remaining Term	32.22	31.40
Number of Receivables Outstanding	22,665	21,961
Pool Balance	$296,162,554.44	$278,851,554.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$284,910,591.71	$268,319,267.19
Pool Factor	0.2702094	0.2544154

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$10,532,287.66
Targeted Overcollateralization Amount	$10,532,287.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,532,287.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		63	$157,304.06
(Recoveries)		75	$46,346.25
Net Losses for Current Collection Period			$110,957.81
Cumulative Net Losses Last Collection Period			$5,455,614.16
Cumulative Net Losses for all Collection Periods			$5,566,571.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.86%	313	$5,183,086.43
61-90 Days Delinquent	0.18%	31	$511,770.85
91-120 Days Delinquent	0.06%	8	$154,384.47
Over 120 Days Delinquent	0.30%	39	$829,484.62
Total Delinquent Receivables	2.40%	391	$6,678,726.37

Repossession Inventory:
Repossessed in the Current Collection Period		20	$381,959.09
Total Repossessed Inventory		23	$456,498.37

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7675%
Preceding Collection Period			0.1813%
Current Collection Period			0.4631%
Three Month Average			0.4706%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3291%
Preceding Collection Period			0.3397%
Current Collection Period			0.3552%
Three Month Average			0.3413%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer